Summary of Significant Accounting Policies - Schedule of Concentration of Risks (Details) (10-K)	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2017
Concentration Percentage	10.00%		10.00%	10.00%
Sales Revenue, Net [Member]
Concentration Percentage		67.70%		53.70%	57.80%
Sales Revenue, Net [Member] | Customer A [Member]
Concentration Percentage		0.00%		24.60%	0.00%
Sales Revenue, Net [Member] | Customer B [Member]
Concentration Percentage		0.00%		19.10%	0.00%
Sales Revenue, Net [Member] | Customer C [Member]
Concentration Percentage		35.50%		10.00%	57.80%
Sales Revenue, Net [Member] | Customer D [Member]
Concentration Percentage		0.00%		0.00%	0.00%
Sales Revenue, Net [Member] | Customer E [Member]
Concentration Percentage		17.10%		0.00%	0.00%
Sales Revenue, Net [Member] | Customer F [Member]
Concentration Percentage		15.10%		0.00%	0.00%
Sales Revenue, Net [Member] | Customer G [Member]
Concentration Percentage		0.00%		0.00%	0.00%
Sales Revenue, Net [Member] | Customer H [Member]
Concentration Percentage		0.00%		0.00%	0.00%
Accounts receivable [Member]
Concentration Percentage		67.20%		48.40%	60.50%
Accounts receivable [Member] | Customer A [Member]
Concentration Percentage		0.00%		29.40%	0.00%
Accounts receivable [Member] | Customer B [Member]
Concentration Percentage		0.00%		0.00%	0.00%
Accounts receivable [Member] | Customer C [Member]
Concentration Percentage		54.60%		0.00%	27.40%
Accounts receivable [Member] | Customer D [Member]
Concentration Percentage		0.00%		19.00%	0.00%
Accounts receivable [Member] | Customer E [Member]
Concentration Percentage		12.60%		0.00%	0.00%
Accounts receivable [Member] | Customer F [Member]
Concentration Percentage		0.00%		0.00%	0.00%
Accounts receivable [Member] | Customer G [Member]
Concentration Percentage		0.00%		0.00%	20.40%
Accounts receivable [Member] | Customer H [Member]
Concentration Percentage		0.00%		0.00%	12.70%